Stock-based Compensation - Schedule of Options Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Total Options
Beginning balance (in shares)	1,707	3,655
Vested exercised (in shares)		(721)
Forfeitures (in shares)	(322)	(1,227)
Ending balance (in shares)	1,385	1,707
Total options exercisable (in shares)	1,249	1,337
Weighted- Average Exercise Price Per Share
Options outstanding, weighted-average exercise price per share, beginning balance (in dollars per share)	$ 957.46	$ 849.66
Vested exercised (in dollars per share)		181.3
Forfeitures (in dollars per share)	167.44	1,091.3
Options outstanding, weighted-average exercise price per share, ending balance (in dollars per share)	1,140.72	957.46
Options exercisable, weighted-average exercise price per share (in dollars per share)	$ 1,070.16	$ 761.04
Stock Options Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)	6 years 7 months 6 days	7 years 1 month 6 days
Options exercisable, weighted-average remaining contractual term (in years)	6 years 6 months	6 years 9 months 18 days
Options outstanding, aggregate intrinsic value	$ 0	$ 0
Options exercisable, aggregate intrinsic value	$ 0	$ 0
Vested and Expected to Vest
Total options vested and expected to vest (in shares)	1,385	1,707
Options vested and expected to vest, weighted-average exercise price per share (in dollars per share)	$ 1,140.72	$ 957.46
Options vested and expected to vest, weighted-average remaining contractual term (in years)	6 years 7 months 6 days	7 years 1 month 6 days
Options vested and expected to vest, aggregate intrinsic value	$ 0	$ 0